Income Taxes (Details) - Schedule of the statutory federal income tax rate (benefit) to the company’s effective tax rate	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of the statutory federal income tax rate benefit to the company’s effective tax rate [Abstract]
Statutory Federal income tax rate	21.00%		21.00%		21.00%	21.00%
Financing costs						(2.90%)
Change in fair value of warrant liabilities					46.30%	(17.40%)
Change in valuation Allowance					(67.30%)	(0.70%)
Effective Tax Rate	(437.60%)	0.00%	1.43%	0.00%	0.00%	0.00%